INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss from Continuing Operations Before Income Taxes and Equity Losses of Affiliates

Loss from continuing operations before income taxes and equity losses of affiliates includes the following components (in thousands):

	Years Ended December 31,
	2018	2019	2020
United States	$(285,918)	$(40,591)	$(222,231)
Foreign	(41,182)	(89,043)	(134,486)

Total	$(327,100)	$(129,634)	$(356,717)

Provisions for Income Tax

The provision for income tax consists of the following (in thousands):

	Years Ended December 31,
	2018	2019	2020
Current:
U.S. federal, state, and local	$11,322	$12,282	$504
Foreign	35,554	39,555	21,404

Total current	46,876	51,837	21,908
Deferred:
U.S. federal, state, and local	27,636	(23,574)	(16,617)
Foreign	13,723	(24,892)	3,216

Total deferred	41,359	(48,466)	(13,401)

Total provision for income taxes	$88,235	$3,371	$8,507

Schedule of Statutory Federal Income Tax Rate Reconciliation

The effective income tax rate based on the actual provision shown in the consolidated statements of operations differs from the U.S. statutory federal income tax rate as follows (in thousands):

	Years Ended December 31,
	2018	2019	2020
U.S. federal statutory income tax rate	21%	21%	21%
Income tax benefit at U.S. federal statutory rate	$(68,691)	$(27,223)	$(74,911)
Partnership loss (income) not deductible for tax	65,115	(2,676)	38,637
Tax impact of foreign operations	(22,413)	29,870	(30,500)
Permanent differences	1,163	(4,432)	(1,623)
Nondeductible meals and entertainment	1,840	1,866	836
Equity method investments	2,731	(3,985)	2,006
Global intangible low tax income	1,428	2,107	470
Capital loss carryforward	—	—	(5,554)
Worthless stock deduction	(8,773)	—	—
Investment in partnership	27,376	—	34,314
UK hybrid restriction	25,555	5,249	28,016
Withholding tax	27,382	25,465	21,415
Foreign tax credit, net of expiration	2,004	(7,263)	33,914
Valuation allowance	16,826	(18,725)	(34,513)
Unrecognized tax benefits	4,658	6,961	(203)
U.S. state and local taxes at partnership level	11,194	(3,587)	(3,882)
Other	840	(256)	85

Total provision for income taxes	$88,235	$3,371	$8,507

Schedule of Deferred Tax Assets and Liabilities

Principal components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2019	2020
Deferred tax assets:
Allowance for doubtful accounts	$2,040	$5,333
Compensation and severance	8,225	3,762
Net operating loss, capital loss and tax credits carried forward	193,574	177,332
Property and equipment	11,436	14,320
Currency translation adjustments	5,919	—
Embedded derivatives	6,709	1,595
Other	5,572	8,994

Total gross deferred tax assets	233,475	211,336
Less valuation allowance	(169,010)	(115,556)

Total deferred tax assets	64,465	95,780
Deferred tax liabilities:
Intangible assets	(83,638)	(87,986)
Investments	(47,000)	(85,673)
Loss contracts	(1,727)	(5,506)
Other	(4,996)	(3,113)

Total gross deferred tax liabilities	(137,361)	(182,278)

Net deferred tax liabilities	$(72,896)	$(86,498)

Schedule of Reconciliation of Unrecognized Tax Benefits

The aggregate changes to the liability for unrecognized tax benefits, excluding interest and penalties, were as follows (in thousands):

	December 31,
	2019	2020
Beginning Balance	$22,784	$27,661
Acquisitions	—	7,069
Gross increases	8,898	7,723
Gross decreases	(1,655)	(8,092)
Lapse of statute of limitations	(2,557)	(373)
Translation Adjustments	191	437

Ending Balance	$27,661	$34,425